Aggregate Amortization Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Goodwill and Intangible Assets Disclosure [Line Items]
Aggregate Amortization Expense	$ 1,012	$ 4,461	$ 7,542